Financial Instruments - Summary of Effect of Changes in Foreign Exchange Currency (Details)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents				$ 9,819,351			$ 24,287,107		$ 15,802,363
Foreign Exchange Rate Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents					$ 623,698	€ 9,736		$ 1,120,711
Trade and other receivables					2,853,473			3,125,286
Trade and other payables					(1,303,107)	(263,231)		(1,338,182)
Long-term payables					(111,686)			(483,549)
Foreign exchange currency exposure					$ 2,062,378	€ (253,495)		$ 2,424,266
Foreign Exchange Rate Risk | US$ per CAD
Disclosure Of Financial Instruments [Line Items]
Average	1.3122	1.3122	1.2834
Reporting				1.3349	1.3349	1.3349	1.2900	1.2900
Foreign Exchange Rate Risk | EURO per CAD
Disclosure Of Financial Instruments [Line Items]
Average	1.5192	1.5192	1.5008
Reporting				1.4975	1.4975	1.4975	1.5898	1.5898
Foreign Exchange Rate Risk | GBP per CAD
Disclosure Of Financial Instruments [Line Items]
Average			1.7022
Reporting							1.8079	1.8079
Foreign Exchange Rate Risk | Euro | 5% Strengthening of Currency
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net profit | €		€ (12,675)
Foreign Exchange Rate Risk | U S Dollars | 5% Strengthening of Currency
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net profit	$ 103,118		$ 121,212